STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.

March 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9%
New Jersey - 84.5%
Atlantic County Improvement Authority, Stockton University GO (Atlantic City Campus Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000		3,376,410
Bayonne, General Improvement GO, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/2039	1,000,000		1,124,540
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds (The Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000		5,461,450
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds, Refunding (The Cooper Health System Obligated Group)	5.00	2/15/2034	1,000,000		1,091,780
Camden County Improvement Authority, Revenue Bonds (County Capital Program) (Insured; Cnty Gtd) Ser. A	5.00	1/15/2032	2,695,000		3,158,648
Camden County Improvement Authority, Revenue Bonds (County Capital Program) (Insured; Cnty Gtd) Ser. A	5.00	1/15/2031	3,000,000		3,532,860
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	1,850,697
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	627,931
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2021	685,000	[a]	658,833
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/2045	2,500,000	[b]	2,517,775
Garden State Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		12,303,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	11/1/2030	1,000,000		1,177,530
Gloucester County Pollution Control Financing Authority, PCR, Refunding (Logan Project) Ser. A	5.00	12/1/2024	1,000,000		1,071,110
Hudson County Improvement Authority, County Secured LR (Hudson County Vocational-Technical Schools Project)	5.00	5/1/2046	2,500,000		2,846,800
Hudson County Improvement Authority, Revenue Bonds (Harrison Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	1,874,550
Irvington, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/15/2032	2,000,000		2,259,180
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		473,500
Middletown Township Board of Education, GO, Refunding	5.00	8/1/2026	2,935,000		3,062,056
Middletown Township Board of Education, GO, Refunding	5.00	8/1/2025	1,000,000		1,043,290
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue Bonds (Insured; Cnty Gtd)	5.00	2/15/2032	500,000		600,005
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue Bonds (Insured; Cnty Gtd)	5.00	2/15/2031	625,000		753,394
Monroe Township Board of Education, School District GO, Refunding	5.00	3/1/2034	1,250,000		1,428,675
New Brunswick Parking Authority, City Guaranteed Parking Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company) Ser. A	5.00	9/1/2035	2,000,000		2,327,660
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Refunding	5.00	6/15/2028	3,625,000		3,891,002

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Refunding	5.00	6/15/2024	3,000,000		3,249,000
New Jersey Economic Development Authority, Department of Human Services Composite Revenue Bonds (Division of Developmental Disabilities) Ser. A	6.25	7/1/2024	490,000		491,343
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2021	2,620,000	[a]	2,482,319
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2020	3,350,000	[a]	3,254,492
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000		1,102,020
New Jersey Economic Development Authority, Private Activity Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	3,500,000		3,866,730
New Jersey Economic Development Authority, Revenue Bonds (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/2022	6,000,000	[a]	5,633,400
New Jersey Economic Development Authority, Revenue Bonds (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/2020	6,500,000	[a]	6,400,290
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties) Ser. A	5.00	7/1/2037	650,000		705,062
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties) Ser. A	5.00	7/1/2047	1,000,000		1,077,040
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties) Ser. A	5.00	1/1/2035	1,000,000		1,074,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000	2,182,680
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties-State University Student Housing Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	6/1/2042	1,000,000	1,128,280
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.75	9/1/2023	385,000	409,193
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000	12,140,400
New Jersey Economic Development Authority, School Revenue Bonds (Charter Foundation Academy Charter School Project)	5.00	7/1/2050	1,000,000	1,069,330
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project)	5.25	9/15/2029	8,050,000	8,794,142
New Jersey Economic Development Authority, Special Facility Revenue Bonds, Refunding (Port Newark Container Terminal LLC Project)	5.00	10/1/2047	7,500,000	8,122,800
New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. A	5.70	10/1/2039	5,000,000	5,089,850
New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. B	5.60	11/1/2034	6,600,000	6,827,238
New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. C	5.10	6/1/2023	3,000,000	3,095,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (New Jersey Institute of Technology) Ser. H	5.00	7/1/2031	2,000,000		2,071,900
New Jersey Educational Facilities Authority, Revenue Bonds (Princeton Theological Seminary) Ser. A	5.00	7/1/2020	1,800,000	[c]	1,878,426
New Jersey Educational Facilities Authority, Revenue Bonds (Ramapo College of New Jersey) Ser. B	5.00	7/1/2042	3,000,000		3,245,220
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey) (Insured; Assured Guaranty Corp.)	5.00	7/1/2038	225,000		225,482
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey) Ser. C	5.00	7/1/2022	2,165,000		2,371,822
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Princeton University) Ser. B	5.00	7/1/2034	1,000,000		1,222,950
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Princeton University) Ser. C	5.00	7/1/2034	2,000,000		2,445,900
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/1/2034	2,000,000		2,343,180
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000		1,838,240
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,750,000		1,872,395

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University of New Jersey) (Insured; Build America Mutual Assurance Company) Ser. E	5.00	7/1/2030	2,025,000		2,367,002
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University of New Jersey) Ser. C	5.00	7/1/2030	2,255,000		2,592,934
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University of New Jersey) Ser. C	5.00	7/1/2029	2,130,000		2,454,527
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Atlantic Health System Hospital Corporation)	4.00	7/1/2041	7,500,000		7,815,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Atlantic Health System Hospital Corporation) Ser. A	5.00	7/1/2027	350,000		350,984
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (General Hospital Center at Passaic) (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	6.75	7/1/2019	110,000		111,412
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000		3,993,290
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Robert Wood Johnson Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		3,998,715
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Saint Barnabas Health Care System Issue) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,106,697
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,207,440

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health) (Insured; Assured Guaranty Corp.)	5.50	7/1/2038	5,000,000		5,044,600
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.63	7/1/2021	3,000,000	[c]	3,266,790
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health) Ser. A	5.00	7/1/2039	1,500,000		1,729,590
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack University Medical Center) Ser. B	5.00	1/1/2020	1,060,000	[c]	1,087,359
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack University Medical Center) Ser. B	5.00	1/1/2020	1,720,000	[c]	1,763,740
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,410,680
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,367,950
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Kennedy Health System Obligated Group)	5.00	7/1/2022	1,525,000	[c]	1,687,367
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System Obligated Group)	5.00	7/1/2026	1,000,000		1,101,170
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System Obligated Group)	5.00	7/1/2023	2,500,000		2,763,775
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton HealthCare System)	5.00	7/1/2039	2,000,000		2,305,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare Systems Obligation Group)	5.00	7/1/2036	2,790,000		3,083,759
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare Systems Obligation Group)	5.00	7/1/2041	1,000,000		1,090,640
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue Bonds, Ser. 1A-1	5.00	12/1/2021	1,800,000		1,940,508
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue Bonds, Ser. A	3.35	12/1/2029	7,000,000		7,362,180
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding, Ser. 1A	5.00	12/1/2026	985,000		1,005,616
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding, Ser. 1A	5.00	12/1/2025	390,000		398,291
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,000,000		1,171,100
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,145,000		1,190,365
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue Bonds, Ser. A	4.95	5/1/2041	7,000,000		7,077,210
New Jersey Housing and Mortgage Finance Agency, SFHR, Ser. EE	5.20	10/1/2025	3,265,000		3,265,000
New Jersey Institute of Technology, GO, Ser. A	5.00	7/1/2031	3,385,000		3,905,004
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2032	695,000		755,896
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2022	305,000	[c]	338,498
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	5,000,000		5,444,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	11,000,000		11,344,520
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Build America Bond) Ser. A	0.00	12/15/2028	12,000,000	[a]	8,895,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Build America Bond) Ser. A	0.00	12/15/2038	6,330,000	[a]	2,975,163
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue Bonds, Ser. S	5.00	6/15/2046	2,800,000		3,045,224
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue Bonds, Ser. S	5.25	6/15/2043	3,500,000		3,904,775
New Jersey Transportation Trust Fund Authority, Transportation System Revenue Bonds (Insured; AMBAC) Ser. A	5.25	12/15/2022	5,000,000		5,532,100
New Jersey Transportation Trust Fund Authority, Transportation System Revenue Bonds (Insured; AMBAC) Ser. C	0.00	12/15/2024	1,000,000	[a]	851,730
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds, Ser. A	5.50	12/15/2023	7,000,000		7,955,150
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds, Ser. B	5.50	6/15/2031	2,500,000		2,638,150
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000		3,724,200
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	3,000,000	[c]	3,283,200
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,168,930
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	1,000,000		1,120,100
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,349,520
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		3,028,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 84.5% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,190,180
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,256,440
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,756,920
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	2,500,000		2,975,050
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000		4,471,720
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	5.00	1/1/2026	2,000,000		2,230,940
North Hudson Sewerage Authority, COP, Refunding, Ser. A	5.00	6/1/2042	9,735,000		10,479,435
North Hudson Sewerage Authority, Senior Lien Lease Certificates Revenue Bonds, Ser. A	5.00	6/1/2024	520,000		567,299
North Jersey District Water Supply Commission, Sewer Revenue Bonds (Wanaque South Project) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	6.00	7/1/2019	255,000		257,843
Rahway Valley Sewerage Authority, Sewer Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,617,426
Rutgers, The State University, GO, Refunding, Ser. J	5.00	5/1/2026	5,000,000		5,637,750
Rutgers, The State University, GO, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,867,024
Salem County Pollution Control Financing Authority, PCR (Chambers Project) Ser. A	5.00	12/1/2023	1,000,000		1,068,420
South Jersey Port Corporation, Marine Terminal Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000		4,102,440
South Jersey Port Corporation, Subordinated Marine Terminal Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,654,995
South Jersey Port Corporation, Subordinated Marine Terminal Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		3,107,340
South Jersey Transportation Authority, Transportation System Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	4,250,000		4,597,990
				365,434,163

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New York - 10.8%
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Refunding, Ser. 186th)	5.00	10/15/2021	1,555,000	1,681,297
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Refunding, Ser. 186th)	5.00	10/15/2044	9,730,000	10,798,062
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Refunding, Ser. 195th)	5.00	10/1/2035	4,295,000	4,982,458
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 167th)	5.00	9/15/2024	2,400,000	2,546,208
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 167th)	5.50	9/15/2026	7,600,000	8,116,420
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 172nd)	5.00	10/1/2033	5,000,000	5,355,350
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 178th)	5.00	12/1/2024	2,000,000	2,281,020
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 184th)	5.00	9/1/2032	3,000,000	3,447,660
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 185th)	5.00	9/1/2031	2,270,000	2,568,982
New York and New Jersey Port Authority, (Consolidated Revenue Bonds, Ser. 93rd )	6.13	6/1/2094	3,000,000	3,572,880
New York and New Jersey Port Authority, Special Project Revenue Bonds (JFK International Air Terminal LLC Project)	5.00	12/1/2020	1,370,000	1,422,992
				46,773,329
Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.00	7/1/2037	2,500,000	2,932,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Pennsylvania - 1.8% (continued)
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,437,204
Delaware River Port Authority, Revenue Bonds, Ser. D	5.00	1/1/2020	3,500,000	[c] 3,591,665
				7,961,219
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	3,000,000	3,364,860
Total Investments (cost $403,029,726)			97.9%	423,533,571
Cash and Receivables (Net)			2.1%	9,122,140
Net Assets			100.0%	432,655,711

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $2,517,775 or .58% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	423,533,571	-	423,533,571

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2019, accumulated net unrealized appreciation on investments was $20,503,845, consisting of $20,859,120 gross unrealized appreciation and $355,275 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.